Postemployment benefit plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2009 US Separation Programs U.S. Pension Benefits	Dec. 31, 2009 US Separation Programs Other Postretirement Benefits	Dec. 31, 2009 Non-U.S. Separation Programs Other Postretirement Benefits	Dec. 31, 2009 Non-U.S. Separation Programs Non-U.S. Pension Benefits	Dec. 31, 2009 Non-U.S. Separation Programs Non-U.S. Pension Benefits	Dec. 31, 2010 U.S. Pension Benefits	Aug. 31, 2010 U.S. Pension Benefits	Dec. 31, 2010 Other Postretirement Benefits	Dec. 31, 2009 Other Postretirement Benefits	Mar. 31, 2009 Other Postretirement Benefits
Defined Benefit Plan Disclosure
Curtailment losses for defined benefit pension and other postretirement plans	$ 127	$ 55	$ 1
Early retirement pension benefit costs	6
Settlement losses for defined benefit pension and other postretirement plans					34
Special termination benefits and other postretirement plans				2
Amendments to Pension & Other Postretirement Benefit Plans
Minimum age of retirees that will be impacted by plan amendment									65	65
Increase (decrease) in postretirement benefit liability due to plan remeasurement							1,320		(101)	(432)
Increase (decrease) in accumulated other comprehensive income							(831)		64	272
Curtailment losses due to pension plan amendment						28
Period over which decrease in liability for postretirement benefits will be amortized into earnings (in years)									7Y	7Y
Reduction in other postretirement benefits expense due to plan amendment								$ 110	$ 60